Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 – SUBSEQUENT EVENTS

The following subsequent events were evaluated on May 22, 2022, the date the financial statements were issued.

Except as set forth below, there were no events that occurred subsequent to December 31, 2019 that require adjustment to or disclosure in the consolidated financial statements.

Pursuant to the investment agreement dated as of January 1, 2020, the Company has agreed to invest RMB 5.7 million (approximately $817,000) to acquired 35% of Xtransfer Tech Limited ("Xtransfer"), a Hong Kong corporation. Xtransfer acquired a wholly owned subsidiary, Zhengtong Huazhi (Beijing) Technology Co., Ltd ("Zhengtong Huazhi") on September 27, 2019. Zhengtong Huazhi was incorporated in People's Republic of China ("PRC") on September 27, 2019. Zhengtong Huazhi assists PRC-based financial institutions, financial planner and high net worth families taking part in the overseas financial investment by providing them with information platform.

Pursuant to the investment agreement dated as of March 23, 2020, the Company acquired all outstanding securities of MMBD Investment Advisory Company Limited ("MMBD Advisory") by cash payment of $1,000. Prior to this transaction, all outstanding securities of MMBD Advisory were owned by Hinman Au, a director, member of board and 1.8% shareholder of the Company. MMBD Advisory was formed in January 2018 in the U.S. and is registered as an investment advisor firm under the laws of the State of New York on May 7, 2018. The firm intends to offer non-discretionary investment advisory services to individuals and advisory services to private fund managers.

Starting from January 2020, it was reported that a novel strain of coronavirus, later named COVID-19, spread worldwide. The Company is still in the process of assessing the impact. The extent to which COVID-19 impacts the business and financial results of the company will depend on future developments, which are uncertain and cannot be predicted, including new information which may emerge concerning the severity of the coronavirus and the actions to contain the coronavirus or treat its impact, among others.